Stockholders'Deficit and Preferred Stock Subject to Redemption - Summary of option activity under 2014 Plan (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Shares Available For Grant Of Options
Shares used for restricted stock awards (see discussion below) | $	$ (62,500)
Stock Option
Number of Shares
Options granted	1,180,000
Stock Option | Maximum
Number of Shares
Options granted	1,180,000
Stock Option | Omnibus Incentive Plan 2014
Shares Available For Grant Of Options
Balance at the beginning	1,470,000
Options granted	(130,000)
Options exercised
Options cancelled	680,000
Subtotal	2,020,000
Balance at the ending	820,000
Number of Shares
Balance at the beginning	1,730,000
Options granted	130,000
Options exercised
Options cancelled	(680,000)
Balance at the ending	1,180,000
Price Per Share
Balance at the beginning | $ / shares	$ 0.42
Options cancelled | $ / shares	0.42
Balance at the ending | $ / shares	0.42
Weighted Average Exercise Price
Balance at the beginning | $ / shares	0.42
Options granted | $ / shares	2.29
Options cancelled | $ / shares	0.42
Balance at the ending | $ / shares	$ 0.63
Stock Option | Omnibus Incentive Plan 2014 | Minimum
Price Per Share
Options granted | $	$ 1.15
Balance at the ending | $ / shares	$ 0.42
Stock Option | Omnibus Incentive Plan 2014 | Maximum
Price Per Share
Options granted | $	$ 3.00
Balance at the ending | $ / shares	$ 3.00
Restricted stock awards | Omnibus Incentive Plan 2014
Shares Available For Grant Of Options
Shares used for restricted stock awards (see discussion below) | $	$ (1,200,000)